Accrued Expenses (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued legal expenses	$ 5,431,494	$ 198,372
Accrued marketing expenses	4,860,716	1,168,891
Accrued payroll expenses	1,358,213	1,080,829
Accrued sales tax	359,311	351,774
Accrued income tax		1,280,676
Other accrued expenses	1,064,921	2,216,688
Accrued expenses	$ 13,074,655	$ 6,297,230